BORROWED FUNDS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt	Borrowed funds consisted of the following:
	December 31,
	2012	2011

Reverse Repurchase Agreement	$5,000,000	$15,000,000
FHLB advances	31,770,773	12,031,831
	$36,770,773	$27,031,831

Future Annual Principal Repayments Of Federal Home Loan Bank Advances

Future annual principal repayment requirements on the borrowings from the FHLB at December 31, 2012, were as follows:

Year	Amount

2013	$21,770,773
2014	4,000,000
2015	3,000,000
2016	-
2017	-
2018	-
2019	3,000,000
$31,770,773